Parent Company Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Information
 Parent Company Information
The following tables present the Parent Company-only financial information. This financial information is presented in accordance with bank regulatory reporting requirements.

Condensed Statement of Income

(Dollars in millions)	2015	2014	2013
Income
Dividends from subsidiaries:
Bank holding companies and related subsidiaries	$18,970	$12,400	$8,532
Nonbank companies and related subsidiaries	53	149	357
Interest from subsidiaries	2,004	1,836	2,087
Other income (loss)	(623)	72	233
Total income	20,404	14,457	11,209
Expense
Interest on borrowed funds from related subsidiaries	1,169	1,661	1,730
Other interest expense	5,098	5,552	6,379
Noninterest expense	4,747	4,471	10,938
Total expense	11,014	11,684	19,047
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	9,390	2,773	(7,838)
Income tax benefit	(3,574)	(4,079)	(7,227)
Income (loss) before equity in undistributed earnings of subsidiaries	12,964	6,852	(611)
Equity in undistributed earnings (losses) of subsidiaries:
Bank holding companies and related subsidiaries	3,068	4,300	13,258
Nonbank companies and related subsidiaries	(196)	(5,632)	(2,108)
Total equity in undistributed earnings (losses) of subsidiaries	2,872	(1,332)	11,150
Net income	$15,836	$5,520	$10,539

Condensed Balance Sheet

	December 31
(Dollars in millions)	2015	2014
Assets
Cash held at bank subsidiaries (1)	$98,024	$100,304
Securities	937	932
Receivables from subsidiaries:
Bank holding companies and related subsidiaries	23,594	23,356
Banks and related subsidiaries	569	2,395
Nonbank companies and related subsidiaries	56,426	52,251
Investments in subsidiaries:
Bank holding companies and related subsidiaries	272,567	270,446
Nonbank companies and related subsidiaries	2,402	2,139
Other assets	9,360	14,599
Total assets	$463,879	$466,422
Liabilities and shareholders’ equity
Short-term borrowings	$15	$46
Accrued expenses and other liabilities	13,900	16,872
Payables to subsidiaries:
Banks and related subsidiaries	465	2,559
Nonbank companies and related subsidiaries	13,921	17,698
Long-term debt	179,402	185,771
Total liabilities	207,703	222,946
Shareholders’ equity	256,176	243,476
Total liabilities and shareholders’ equity	$463,879	$466,422

(1)	Balance includes third-party cash held of $28 million and $29 million at December 31, 2015 and 2014.

Condensed Statement of Cash Flows

(Dollars in millions)	2015	2014	2013
Operating activities
Net income	$15,836	$5,520	$10,539
Reconciliation of net income to net cash provided by (used in) operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(2,872)	1,332	(11,150)
Other operating activities, net	(2,509)	2,143	(10,422)
Net cash provided by (used in) operating activities	10,455	8,995	(11,033)
Investing activities
Net sales (purchases) of securities	15	(142)	459
Net payments from (to) subsidiaries	(7,944)	(5,902)	39,336
Other investing activities, net	70	19	3
Net cash provided by (used in) investing activities	(7,859)	(6,025)	39,798
Financing activities
Net increase (decrease) in short-term borrowings	(221)	(55)	178
Net increase (decrease) in other advances	(770)	1,264	(14,378)
Proceeds from issuance of long-term debt	26,492	29,324	30,966
Retirement of long-term debt	(27,393)	(33,854)	(39,320)
Proceeds from issuance of preferred stock	2,964	5,957	1,008
Redemption of preferred stock	—	—	(6,461)
Common stock repurchased	(2,374)	(1,675)	(3,220)
Cash dividends paid	(3,574)	(2,306)	(1,677)
Net cash used in financing activities	(4,876)	(1,345)	(32,904)
Net increase (decrease) in cash held at bank subsidiaries	(2,280)	1,625	(4,139)
Cash held at bank subsidiaries at January 1	100,304	98,679	102,818
Cash held at bank subsidiaries at December 31	$98,024	$100,304	$98,679